Derivative Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Debt Instrument, Fair Value Disclosure [Abstract]
Derivatives and Fair Value [Text Block]

Note 13. Derivative Financial Instruments

In 2012, the Company entered into two interest rate swap (IRS) contracts as economic hedges against interest rate risk through 2017. Hedge accounting treatment per guidance in ASC 815-10 and related Subsections was not pursued at inception of the contracts. The derivative contracts are recorded on the balance sheet as liabilities at an aggregate fair value of $55 and $134 as of September 30, 2015 and December 31, 2014, respectively. Changes in the fair value of the derivatives are recorded in current earnings.

Note 16. Derivative Financial Instruments

In 2012, the Company entered into two interest rate swap (IRS) contracts as economic hedges against interest rate risk through 2017, and two currency forward contracts as economic hedges against foreign currency rate risk on U.S. dollar loans. The currency forwards expired in January 2014. Hedge accounting treatment per guidance in ASC 815-10 and related Subsections was not pursued at inception of the contracts. Changes in the fair value of the derivatives will be recorded in current earnings. The derivative contracts were initially recorded on the balance sheet as liabilities as December 31, 2013, at an aggregate fair value of $230.
The Company entered into three interest rate swap (IRS) contracts as economic hedges against interest rate risk on its peso loans through 2017. Hedge accounting treatment per guidance in ASC 815-10 and related Subsections was not pursued at inception of the contracts. Changes in the fair value of the derivatives are recorded in current earnings. The derivative contracts were initially recorded on the balance sheet as liabilities as of December 31, 2014 at an aggregate fair value of $134.